Consolidated Statement of Financial Position - GBP (£)	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	£ 2,690,000	£ 1,834,000
Right of use assets	3,121,000	1,969,000
Intangible assets	2,048,000	4,208,000
Non-current assets	7,859,000	8,011,000
Current assets
Trade and other receivables	18,864,000	12,658,000
Financial assets at amortised cost	59,886,000
Restricted cash	1,700,000
Cash at bank	62,927,000	212,660,000
Current assets	143,377,000	225,318,000
Total assets	151,236,000	233,329,000
Equity
Share capital	15,952	15,804
Other reserve	94,857,000	63,314,000
Share premium	257,197,000	248,354,000
Accumulated deficit	(344,752,000)	(250,123,000)
Total equity	7,318,000	61,561,000
Non-current liabilities
Lease liabilities	2,645,000	1,580,000
Provisions	365,000	95,000
Derivative financial liabilities	115,247,000	112,799,000
Trade and other payables	4,153,000	5,975,000
Non-current liabilities	122,410,000	120,449,000
Current liabilities
Lease liabilities	516,000	362,000
Warrant liabilities	4,961,000	10,730,000
Trade and other payables	16,031,000	40,227,000
Current liabilities	21,508,000	51,319,000
Total liabilities	143,918,000	171,768,000
Total equity and liabilities	£ 151,236,000	£ 233,329,000